Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of entity's operating segments [Abstract]
Disclosure of Segmental Information
Gold income

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Continental Africa	1,265	971	2,203
Australia	437	415	851
Americas	518	455	1,000
	2,220	1,841	4,054
Equity-accounted investments included above	(303)	(296)	(615)
Continuing operations	1,917	1,545	3,439
Discontinued operations - South Africa	234	244	554
	2,151	1,789	3,993

By-product revenue

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Continental Africa	2	1	3
Australia	1	1	3
Americas	44	35	81
	47	37	87
Equity-accounted investments included above	(1)	—	(1)
Continuing operations	46	37	86
Discontinued operations - South Africa	—	—	1
	46	37	87

Cost of sales

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Continental Africa	745	783	1,601
Australia	331	319	632
Americas	387	385	822
Corporate and other	(9)	(3)	(1)
	1,454	1,484	3,054
Equity-accounted investments included above	(164)	(220)	(428)
Continuing operations	1,290	1,264	2,626
Discontinued operations - South Africa	174	232	479
	1,464	1,496	3,105

Gross profit (loss)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Continental Africa	522	189	605
Australia	107	97	221
Americas	168	110	265
Corporate and other	1	4	1
	798	400	1,092
Equity-accounted investments included above	(140)	(77)	(188)
Continuing operations	658	323	904
Discontinued operations - South Africa	19	14	79
	677	337	983

Amortisation

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Continental Africa	186	172	367
Australia	70	86	173
Americas	71	80	177
Corporate and other	1	1	3
	328	339	720
Equity-accounted investments included above	(51)	(73)	(137)
Continuing operations	277	266	583
Discontinued operations - South Africa	—	30	61
	277	296	644

Capital expenditure

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Continental Africa	189	150	410
Australia	58	58	149
Americas	99	81	195
Continuing operations	346	289	754
Discontinued operations - South Africa	20	29	60
	366	318	814
Equity-accounted investments included above	(39)	(25)	(51)
	327	293	763

Total assets

	As at	As at	As at
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

South Africa	622	1,102	697
Continental Africa	3,793	3,283	3,514
Australia	945	956	972
Americas	1,558	1,309	1,427
Corporate and other	956	257	253
	7,874	6,907	6,863